Cash, restricted cash and cash equivalents (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Cash, restricted cash and cash equivalents
Summary of cash and cash equivalents

	September 30,	March 31,
	2024	2024
Unrestricted cash held with chartered banks	1,932,519	733,188
Restricted cash	29,611	29,611
Total	1,962,130	762,799

	March 31,	March 31,
	2024	2023
Unrestricted cash held with chartered banks	733,188	1,334,280
Restricted cash	29,611	29,556
Total	762,799	1,363,836